STATEMENT OF CASH FLOWS	2 Months Ended
Dec. 31, 2020 USD ($)
Cash flows from Operating activities:
Net loss	$ (1,519)
Changes in operating assets and liabilities:
Accrued expenses	1,500
Net cash used in operating activities	(19)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Net cash provided by financing activities	25,000
Net Change in Cash	24,981
Cash - Beginning of period	0
Cash - End of period	24,981
Non-cash financing activities:
Deferred offering costs included in accrued offering costs	$ 84,000